UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31, 2017
Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.5%
Canada: 8.1%
219,167	B2Gold Corp. (USD) *	$504,084
128,979	First Quantum Minerals Ltd.	1,467,802
403,427	IAMGOLD Corp. (USD) *	1,484,611
768,837	Ivanhoe Mines Ltd. * †	1,635,697
		5,092,194
Egypt: 4.1%
567,774	Commercial International Bank (GDR) Reg S	2,589,049
India: 1.7%
38,629	Makemytrip Ltd. (USD) * †	1,060,366
Kenya: 8.9%
558,300	East African Breweries Ltd.	1,024,658
3,832,900	Equity Bank Ltd.	1,520,992
12,406,800	Safaricom Ltd. #	3,020,715
		5,566,365
Monaco: 2.6%
103,102	Endeavour Mining Corp. (CAD) *	1,608,027
Morocco: 16.7%
61,224	Attijariwafa Bank	2,922,697
70,489	Banque Centrale Populaire	2,086,292
71,980	Banque Marocaine du Commerce Exterieur #	1,449,584
43,070	Cosumar #	776,200
214,074	Maroc Telecom	3,238,419
		10,473,192
Nigeria: 10.3%
28,354,530	Guaranty Trust Bank Plc #	2,847,534
282,554	Nestle Nigeria Plc	1,084,883
3,698,093	Nigerian Breweries Plc	928,010
27,525,634	Zenith Bank Ltd.	1,623,040
		6,483,467
Singapore: 1.2%
3,991,300	Golden Agri-Resources Ltd. #	729,415
South Africa: 33.0%
48,837	Absa Group Ltd. #	523,416
28,713	Al Noor Hospitals Group Plc (GBP) † #	160,445
5,032	Anglo American Platinum Ltd. #	164,395
24,732	AngloGold Ashanti Ltd. (ADR)	212,201
30,740	Aspen Pharmacare Holdings Ltd. #	367,585
24,825	AVI Ltd.	186,461
10,182	Barloworld Ltd. #	88,637
21,771	Bid Corp Ltd. #	453,463
23,822	Bidvest Group Ltd. #	311,389
4,316	Capitec Bank Holdings Ltd. #	311,981
16,690	Clicks Group Ltd. #	206,133
21,003	Coronation Fund Managers Ltd.	79,982
37,788	Discovery Ltd. #	453,497
18,045	Exxaro Resources Ltd. #	185,377
263,983	FirstRand Ltd. #	1,265,389
69,619	Fortress REIT Ltd. #	74,913
16,136	Foschini Group Ltd. #	197,869
51,326	Gold Fields Ltd. (ADR)	124,209
168,742	Growthpoint Properties Ltd.	276,999
17,025	Hyprop Investments Ltd.	111,044
45,310	Impala Platinum Holdings Ltd. * #	87,454
12,455	Imperial Holdings Ltd. #	153,884
21,735	Investec Ltd. #	152,712
34,230	Investec Plc (GBP) #	240,247
10,682	Liberty Holdings Ltd.	85,131
78,578	Life Healthcare Group Holdings Ltd.	136,375
78,224	MMI Holdings Ltd. * #	95,868
17,294	Mr Price Group Ltd. #	278,711
125,367	MTN Group Ltd. #	775,796
23,820	Naspers Ltd. #	5,125,986
16,235	Nedbank Group Ltd. #	303,490
96,678	Netcare Ltd. #	165,100
308,761	Old Mutual Ltd. (GBP) #	652,132
27,226	Pick n Pay Stores Ltd.	132,328
11,174	Pioneer Foods Ltd.	72,644
12,987	PSG Group Ltd. #	210,240
48,185	Rand Merchant Investment Holdings Ltd. #	131,130
294,731	Redefine Properties Ltd.	208,689
37,787	Remgro Ltd. #	526,241
19,654	Resilient REIT Ltd. #	80,686
56,126	RMB Holdings Ltd. #	313,571
132,203	Sanlam Ltd. #	738,050
33,004	Sappi Ltd. #	206,899
37,922	Sasol Ltd. (ADR)	1,465,306
32,147	Shoprite Holdings Ltd. #	434,991
12,502	Spar Group Ltd.	162,671
90,588	Standard Bank Group Ltd. #	1,119,376
20,322	Telkom SA SOC Ltd. #	74,167
13,707	Tiger Brands Ltd. #	256,688
29,447	Truworths International Ltd. #	173,559
19,554	Vodacom Group Ltd. #	173,917
75,707	Woolworths Holdings Ltd. #	265,235
		20,754,659
United Kingdom: 11.1%
66,067	Anglo American Plc #	1,478,720
387,698	Cenatamin Plc #	535,667
8,448	Mondi Ltd. (ZAR) #	231,835
28,357	Randgold Resources Ltd. (ADR)	2,000,586
805,792	Tullow Oil Plc * #	2,750,056
		6,996,864
United States: 1.8%
67,026	Kosmos Energy Ltd. *	626,693
3,884	Royal Caribbean Cruises Ltd.	504,687
		1,131,380
Total Common Stocks (Cost: $55,725,356)		62,484,978
RIGHTS: 0.5% (Cost: $394,145)
Morocco: 0.5%
35,675	Cosumar (MAD, expiring 12/28/18) *	302,461
MONEY MARKET FUND: 0.8% (Cost: $519,416)
519,416	Dreyfus Government Cash Management Fund - Institutional Shares	519,416
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $56,638,917)		63,306,855

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Repurchase Agreements: 2.2%
$1,000,000	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $1,000,189; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $1,020,000 including accrued interest)	1,000,000
391,998	Repurchase agreement dated 9/28/18 with RBC Capital Markets LLC, 2.25%, due 10/1/18, proceeds $392,071; (collateralized by various U.S. government and agency obligations, 0.00% to 5.71%, due 9/30/18 to 9/9/49, valued at $399,838 including accrued interest)	391,998
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,391,998)		1,391,998
Total Investments: 103.0% (Cost: $58,030,915)		64,698,853
Liabilities in excess of other assets: (3.0)%		(1,865,402)
NET ASSETS: 100.0%		$62,833,451

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MAD	Moroccan Dirham
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,283,393.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,320,345 which represents 49.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	19.6%	$12,409,000
Consumer Discretionary	4.2	2,634,311
Consumer Staples	10.7	6,751,006
Energy	5.6	3,562,126
Financials	35.1	22,241,641
Health Care	1.3	829,505
Industrials	0.6	400,026
Materials	20.9	13,207,493
Real Estate	1.2	752,331
Money Market Fund	0.8	519,416
	100.0%	$63,306,855

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$5,092,194	$—	$—	$5,092,194
Egypt	2,589,049	—	—	2,589,049
India	1,060,366	—	—	1,060,366
Kenya	2,545,650	3,020,715	—	5,566,365
Monaco	1,608,027	—	—	1,608,027
Morocco	8,247,408	2,225,784	—	10,473,192
Nigeria	3,635,933	2,847,534	—	6,483,467
Singapore	—	729,415	—	729,415
South Africa	3,254,040	17,500,619	—	20,754,659
United Kingdom	2,000,586	4,996,278	—	6,996,864
United States	1,131,380	—	—	1,131,380
Rights	302,461	—	—	302,461
Money Market Fund	519,416	—	—	519,416
Repurchase Agreements	—	1,391,998	—	1,391,998
Total	$31,986,510	$32,712,343	$—	$64,698,853

*	See Schedule of Investments for geographic sector breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $12,166,959 and transfers from Level 2 to Level 1 were $7,048,696. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.6%
Automobiles & Components: 1.7%
94,800	Mahle-Metal Leve SA Industria e Comercio	$569,239
124,350	Tupy SA	624,129
		1,193,368
Banks: 0.0%
7,332	Banco ABC Brasil SA *	25,072
Capital Goods: 1.8%
278,275	Iochpe Maxion SA	1,316,079
Commercial & Professional Services: 0.5%
45,530	Atento SA (USD)	341,475
Consumer Durables & Apparel: 9.7%
75,650	Arezzo Industria e Comercio SA	802,852
620,550	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,650,272
207,344	EZ Tec Empreendimentos e Participacoes SA	862,532
666,900	Grendene SA	1,111,349
18,500	Guararapes Confeccoes SA	476,409
678,500	MRV Engenharia e Participacoes SA	2,064,792
		6,968,206
Consumer Services: 6.8%
274,200	BK Brasil Operacao E Assessoria *	913,197
317,600	CVC Brasil Operadora e Agencia de Viagens SA	3,405,989
136,825	Ser Educacional SA Reg S 144A	560,371
		4,879,557
Energy: 5.6%
270,494	Cosan Ltd. (USD)	1,820,425
48,600	Modec, Inc. #	1,590,053
196,500	QGEP Participacoes SA	644,693
		4,055,171
Food, Beverage & Tobacco: 7.7%
158,119	Adecoagro SA (USD) *	1,162,175
272,800	Camil Alimentos SA	474,194
321,450	Marfrig Alimentos SA *	421,856
192,900	Minerva SA *	239,301
430,500	Sao Martinho SA	1,952,869
86,900	SLC Agricola SA	1,312,360
		5,562,755
Health Care Equipment & Services: 6.8%
119,500	Centro de Imagem Diagnosticos SA *	345,609
96,850	Instituto Hermes Pardini SA	361,160
654,550	Odontoprev SA	2,076,187
523,300	Qualicorp SA	2,135,416
		4,918,372
Insurance: 0.4%
165,450	Wiz Solucoes e Corretagem de Seguros SA	319,548
Materials: 3.4%
681,825	Duratex SA	1,524,527
54,300	Magnesita Refratarios SA	954,625
		2,479,152
Media & Entertainment: 3.2%
107,900	Multiplus SA	651,106
143,600	Smiles Fidelidade SA	1,635,636
		2,286,742
Real Estate: 4.8%
174,823	Aliansce Shopping Centers SA	641,103
240,750	BR Properties SA	456,039
40,739	FII BTG Pactual Corporate Office Fund	978,289
182,750	Iguatemi Empresa de Shopping Centers SA	1,405,056
		3,480,487
Retailing: 1.7%
279,200	Cia Hering SA	1,228,506
Semiconductor: 1.3%
32,431	SMART Global Holdings, Inc. (USD) *	932,067
Software & Services: 6.5%
278,600	Linx SA	1,129,287
1,223,430	Sonda SA	1,839,288
281,650	Totvs SA	1,750,483
		4,719,058
Technology Hardware & Equipment: 1.5%
31,815	Ituran Location and Control Ltd. (USD)	1,094,436
Telecommunication Services: 3.8%
133,687	NII Holdings, Inc. (USD) * †	783,406
3,549,150	Oi SA *	1,977,340
		2,760,746
Transportation: 3.4%
65,672	DryShips, Inc. (USD)	400,599
495,640	EcoRodovias Infraestrutura e Logistica SA	878,727
128,241	Gol Linhas Aereas Inteligentes SA (ADR) * †	700,196
689,600	Santos Brasil Participacoes SA	449,084
		2,428,606
Utilities: 17.0%
504,150	AES Tiete Energia SA	1,185,927
498,237	Alupar Investimento SA	1,955,419
152,996	Cia de Saneamento de Minas Gerais SA	1,475,199
235,800	Cia de Saneamento do Parana	2,419,569
167,550	Cia Paranaense de Energia (ADR)	882,988
15,800	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA *	104,889
190,950	Light SA	603,789
730,000	Transmissora Alianca de Energia Eletrica SA	3,615,159
		12,242,939
Total Common Stocks (Cost: $68,589,159)		63,232,342
PREFERRED STOCKS: 12.4%
Banks: 1.2%
169,088	Banco ABC Brasil SA, 7.6%	584,484
38,000	Banco Inter SA Reg S 144A, 0.39%	285,949
		870,433
Capital Goods: 2.2%
1,107,200	Marcopolo SA, 1.16%	937,620
401,050	Randon Implementos e Participacoes SA, 1.68%	621,652
		1,559,272
Consumer Durables & Apparel: 1.4%
343,955	Alpargatas SA, 4.56%	1,043,307
Materials: 5.0%
1,384,450	Metalurgica Gerdau SA, 1.63%	2,735,613
87,700	Unipar Carbocloro SA, 2.86%	885,132
		3,620,745
Utilities: 2.6%
38,006	Cia de Gas de Sao Paulo, 14.61%	463,388
374,250	Cia Energetica de Sao Paulo, 0.26%	1,376,141
		1,839,529
Total Preferred Stocks (Cost: $6,687,581)		8,933,286
WARRANTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
7,727	Iochpe Maxion SA Warrants (BRL 12.70, expiring 06/03/19)*	15,880
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $75,276,740)		72,181,508

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $787,106)
Repurchase Agreement: 1.1%
$787,106	Repurchase agreement dated 9/28/18 with HSBC Securities USA, Inc., 2.25%, due 10/1/18, proceeds $787,254; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 9/1/25 to 1/1/57, valued at $802,848 including accrued interest)	787,106
Total Investments: 101.1% (Cost: $76,063,846)		72,968,614
Liabilities in excess of other assets: (1.1)%		(773,886)
NET ASSETS: 100.0%		$72,194,728

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $716,885.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,590,053 which represents 2.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $846,320, or 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.0%	$5,047,488
Consumer Discretionary	21.2	15,312,944
Consumer Staples	7.7	5,562,755
Energy	5.6	4,055,171
Financials	3.0	2,193,342
Health Care	6.8	4,918,372
Industrials	7.8	5,661,312
Information Technology	9.4	6,745,561
Materials	8.5	6,099,897
Real Estate	3.5	2,502,198
Utilities	19.5	14,082,468
	100.0%	$72,181,508

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,193,368	$—	$—	$1,193,368
Banks	25,072	—	—	25,072
Capital Goods	1,316,079	—	—	1,316,079
Commercial & Professional Services	341,475	—	—	341,475
Consumer Durables & Apparel	6,968,206	—	—	6,968,206
Consumer Services	4,879,557	—	—	4,879,557
Energy	2,465,118	1,590,053	—	4,055,171
Food, Beverage & Tobacco	5,562,755	—	—	5,562,755
Health Care Equipment & Services	4,918,372	—	—	4,918,372
Insurance	319,548	—	—	319,548
Materials	2,479,152	—	—	2,479,152
Media & Entertainment	2,286,742	—	—	2,286,742
Real Estate	3,480,487	—	—	3,480,487
Retailing	1,228,506	—	—	1,228,506
Semiconductor	932,067	—	—	932,067
Software & Services	4,719,058	—	—	4,719,058
Technology Hardware & Equipment	1,094,436	—	—	1,094,436
Telecommunication Services	2,760,746	—	—	2,760,746
Transportation	2,428,606	—	—	2,428,606
Utilities	12,242,939	—	—	12,242,939
Preferred Stocks*	8,933,286	—	—	8,933,286
Warrants*	15,880	—	—	15,880
Repurchase Agreement	—	787,106	—	787,106
Total	$70,591,455	$2,377,159	$—	$72,968,614

*	See Schedule of Investments for industry sector breakouts.

During the period ended September 30, 2018, transfers of securities from Level 2 to Level 1 were $6,089,732. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 3.0%
34,981	Byd Co. Ltd. #	$250,140
33,409	China Shipbuilding Industry Group Power Co. Ltd. #	112,589
75,085	Chongqing Changan Automobile Co. Ltd. #	79,490
54,000	Fuyao Glass Industry Group Co. Ltd. #	199,972
46,574	Great Wall Motor Co. Ltd. #	53,308
24,580	Guangzhou Automobile Group Co. Ltd. #	39,507
60,673	Huayu Automotive Systems Co. Ltd. #	198,576
16,700	Kuang-Chi Technologies Co. Ltd. #	21,809
134,963	SAIC Motor Corp. Ltd. #	653,305
53,092	Wanxiang Qianchao Co. Ltd. #	46,044
10,000	Zhejiang Century Huatong Group Co. Ltd. # §	47,270
50,600	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	52,400
		1,754,410
Banks: 18.5%
1,476,000	Agricultural Bank of China Ltd. #	835,134
570,315	Bank of Beijing Co. Ltd. #	506,878
15,300	Bank of Chengdu Co. Ltd. #	20,526
812,000	Bank of China Ltd. #	439,324
1,058,616	Bank of Communications Co. Ltd. #	899,255
53,200	Bank of Guiyang Co. Ltd. #	94,697
78,960	Bank of Hangzhou Co. Ltd. #	89,819
266,800	Bank of Jiangsu Co. Ltd. #	250,737
228,771	Bank of Nanjing Co. Ltd. #	254,678
97,735	Bank of Ningbo Co. Ltd. #	252,603
210,466	Bank of Shanghai Co. Ltd. #	373,288
118,100	China CITIC Bank Corp. Ltd. #	104,106
295,700	China Construction Bank Corp. #	311,450
613,500	China Everbright Bank Co. Ltd. #	348,929
397,389	China Merchants Bank Co. Ltd. #	1,774,391
1,093,017	China Minsheng Banking Corp. Ltd. #	1,007,834
247,056	Huaxia Bank Co. Ltd. #	293,546
831,004	Industrial & Commercial Bank of China Ltd. #	697,395
480,191	Industrial Bank Co. Ltd. #	1,114,327
330,809	Ping An Bank Co. Ltd. #	531,632
452,245	Shanghai Pudong Development Bank Co. Ltd. #	698,722
		10,899,271
Capital Goods: 9.8%
53,400	AVIC Aircraft Co. Ltd. #	123,388
34,800	AVIC Aviation Engine Corp. Plc #	121,908
11,400	AVIC Helicopter Co. Ltd. #	66,170
32,600	Beijing New Building Materials Plc #	78,706
51,200	Beijing Orient Landscape & Environment Co. Ltd. #	77,255
20,399	China Avionics Systems Co. Ltd. #	42,930
58,924	China Communications Construction Co. Ltd. #	109,597
106,500	China Gezhouba Group Co. Ltd. #	113,031
75,900	China National Chemical Engineering Co. Ltd. #	73,669
30,300	China Nuclear Engineering Corp. Ltd. #	34,173
177,200	China Railway Construction Corp. Ltd. #	287,562
213,808	China Railway Group Ltd. #	241,740
352,600	China Shipbuilding Industry Co. Ltd. #	218,000
22,900	China Spacesat Co. Ltd. #	61,767
809,108	China State Construction Engineering Corp. Ltd. #	646,333
281,215	CRRC Corp. Ltd. #	353,416
41,435	Fangda Carbon New Material Co. Ltd. #	135,017
26,280	Guoxuan High-Tech Co. Ltd. #	52,336
32,900	Han’s Laser Technology Co. Ltd. #	202,678
20,400	Jiangsu Guoxin Corp. Ltd. * #	21,677
71,500	Jiangsu Zhongnan Construction Group Co. Ltd. #	64,316
94,600	Jiangsu Zhongtian Technology Co. Ltd. #	117,991
95,386	Luxshare Precision Industry Co. Ltd. #	213,830
206,300	Metallurgical Corp. of China Ltd. #	107,159
70,711	NARI Technology Co. Ltd. #	181,551
176,800	Power Construction Corp. of China Ltd. #	137,630
178,200	Sany Heavy Industry Co. Ltd. #	230,226
171,448	Shanghai Construction Group Co. Ltd. #	77,318
134,700	Shanghai Electric Group Co. Ltd. #	103,274
72,600	Shanghai Tunnel Engineering Co. Ltd. #	64,529
38,449	Shenzhen Inovance Technology Co. Ltd. #	154,970
42,089	Siasun Robot & Automation Co. Ltd. #	99,988
61,061	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	79,880
143,107	TBEA Co. Ltd. #	149,371
186,500	Weichai Power Co. Ltd. #	232,018
163,400	XCMG Construction Machinery Co. Ltd. #	93,950
54,600	Xiamen C & D, Inc. #	64,358
78,300	Xinjiang Goldwind Science and Technology Co. Ltd. #	136,785
33,100	Zhejiang Chint Electrics Co. Ltd. #	110,900
32,700	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	63,402
51,153	Zhengzhou Yutong Bus Co. Ltd. #	109,046
172,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	94,025
		5,747,870
Commercial & Professional Services: 0.3%
72,441	Beijing Originwater Technology Co. Ltd. #	105,261
67,800	Jihua Group Corp. Ltd. #	36,600
27,532	Sound Environmental Co. Ltd. #	54,078
		195,939
Consumer Durables & Apparel: 5.0%
185,428	Gree Electric Appliances, Inc. * #	1,084,267
18,172	Hangzhou Robam Appliances Co. Ltd. #	61,902
69,194	Heilan Home Co. Ltd. #	103,544
171,695	Midea Group Co. Ltd. # §	1,035,997
4,900	Oppein Home Group, Inc. #	67,572
140,900	Qingdao Haier Co. Ltd. #	338,525
24,800	Suofeiya Home Collection Co. Ltd. #	78,853
417,700	TCL Corp. #	170,765
3,500	Xiamen Intretech, Inc. #	22,558
		2,963,983
Consumer Services: 1.0%
37,700	China International Travel Service Corp. Ltd. #	372,928
126,420	Shenzhen Overseas Chinese Town Co. Ltd. #	115,867
27,900	Songcheng Performance Development Co. Ltd. #	90,369
		579,164
Diversified Financials: 6.5%
84,236	Anxin Trust Co. Ltd. #	63,533
172,986	AVIC Capital Co. Ltd. #	117,608
71,000	Bohai Capital Holding Co. Ltd. #	40,401
15,200	Caitong Securities Co. Ltd. #	20,070
49,700	China Galaxy Securities Co. Ltd. #	51,121
88,000	China Merchants Securities Co. Ltd. #	168,165
303,200	CITIC Securities Co. Ltd. #	736,025
53,200	Dongxing Securities Co. Ltd. #	79,433
139,417	East Money Information Co. Ltd. #	228,129
75,271	Everbright Securities Co. Ltd. #	104,003
80,980	First Capital Securities Co. Ltd. #	61,601
158,550	Founder Securities Co. Ltd. #	127,316
144,750	Guotai Junan Securities Co. Ltd. #	315,843
94,830	Guoyuan Securities Co. Ltd. #	116,388
311,736	Haitong Securities Co. Ltd. #	406,248
8,300	Hithink RoyalFlush Information Network Co. Ltd. #	41,692
69,700	Huaan Securities Co. Ltd. #	51,207
125,804	Huatai Securities Co. Ltd. * #	288,343
178,850	Industrial Securities Co. Ltd. #	118,087
137,900	Orient Securities Co. Ltd. #	179,161
262,635	Pacific Securities Co. Ltd. #	86,309
32,600	SDIC Capital Co. Ltd. #	39,555
260,438	Shenwan Hongyuan Group Co. Ltd. #	170,474
81,500	Sinolink Securities Co. Ltd. #	83,245
92,500	SooChow Securities Co. Ltd. #	85,995
108,628	Southwest Securities Co. Ltd. #	56,416
14,200	Zheshang Securities Co. Ltd. #	15,346
		3,851,714
Energy: 2.7%
70,600	China Coal Energy Co. Ltd. #	54,229
22,900	China Oilfield Services Ltd. #	38,333
405,000	China Petroleum and Chemical Corp. #	419,859
64,600	China Petroleum Engineering Corp. #	53,044
76,210	China Shenhua Energy Co. Ltd. #	226,002
85,180	Offshore Oil Engineering Co. Ltd. #	83,934
249,500	PetroChina Co. Ltd. #	333,112
154,207	Shaanxi Coal Industry Co. Ltd. #	195,026
47,200	Shanxi Meijin Energy Co. Ltd. * #	24,552
60,600	Shanxi Xishan Coal & Electricity Power Co. Ltd. #	58,597
213,610	Wintime Energy Co. Ltd. * # §	51,885
34,100	Yanzhou Coal Mining Co. Ltd. #	57,109
		1,595,682
Financials: 0.9%
149,200	Changjiang Securities Co. Ltd. #	110,740
113,956	GF Securities Co. Ltd. #	229,613
77,750	Guoyuan Securities Co. Ltd. #	77,902
65,400	Shanxi Securities Co. Ltd. #	59,373
67,514	Western Securities Co. Ltd. #	79,465
		557,093
Food, Beverage & Tobacco: 9.0%
81,675	Beijing Dabeinong Technology Group Co. Ltd. #	43,689
31,100	Foshan Haitian Flavouring and Food Co. Ltd. #	358,236
38,167	Henan Shuanghui Investment and Development Co. Ltd. #	145,173
234,100	Inner Mongolia Yili Industrial Group Co. Ltd. #	875,281
23,299	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	433,505
19,226	Kweichow Moutai Co. Ltd. #	2,041,918
28,093	Luzhou Laojiao Co. Ltd. #	194,279
24,100	Muyuan Foodstuff Co. Ltd. #	87,234
81,200	New Hope Liuhe Co. Ltd. #	72,412
9,860	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	67,859
74,800	Tongwei Co. Ltd. #	72,636
74,800	Wuliangye Yibin Co. Ltd. #	738,818
147,456	Yonghui Superstores Co. Ltd. #	174,831
		5,305,871
Health Care Equipment & Services: 1.5%
36,648	Aier Eye Hospital Group Co. Ltd. #	171,835
28,034	Huadong Medicine Co. Ltd. #	171,134
41,200	Lepu Medical Technology Beijing Co. Ltd. #	181,598
48,095	Meinian Onehealth Healthcare Holdings Co. Ltd. #	120,456
27,665	Searainbow Holding Corp. * #	80,980
44,473	Shanghai Pharmaceuticals Holding Co. Ltd. #	132,627
		858,630
Insurance: 9.0%
64,111	China Life Insurance Co. Ltd. #	211,401
121,117	China Pacific Insurance Group Co. Ltd. #	625,316
57,100	Hubei Biocause Pharmaceutical Co. Ltd. #	52,423
32,176	New China Life Insurance Co. Ltd. #	236,150
417,358	Ping An Insurance Group Co. of China Ltd. #	4,157,588
		5,282,878
Materials: 7.2%
253,400	Aluminum Corporation of China Ltd. * #	148,381
71,100	Angang Steel Co. Ltd. #	63,493
77,100	Anhui Conch Cement Co. Ltd. #	412,391
32,300	Baiyin Nonferrous Group Co. Ltd. #	18,280
343,228	Baoshan Iron and Steel Co. Ltd. #	391,831
128,500	BBMG Corp. #	69,363
76,836	Beijing Kangde Xin Composite Material Co. Ltd. # §	190,096
45,265	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	98,039
61,000	Beijing Shougang Co. Ltd. * #	38,602
46,300	China Hainan Rubber Industry Group Co. Ltd. * # §	32,593
80,900	China Jushi Co. Ltd. #	124,922
88,600	China Molybdenum Co. Ltd. #	58,766
83,970	China Northern Rare Earth Group High-Tech Co. Ltd. #	124,983
163,700	Hebei Iron & Steel Co. Ltd. #	77,640
29,200	Hengli Petrochemical Co. Ltd. #	68,212
2,800	Hoshine Silicon Industry Co. Ltd. #	22,533
130,016	Inner Mongolia Junzheng Energy and Chemical Industry Co. Ltd. #	59,977
519,660	Inner Mongolian Baotou Steel Union Co. Ltd. #	125,503
11,336	Jiangsu Bicon Pharmaceutical Listed Co. Ltd. #	33,948
39,900	Jiangxi Copper Co. Ltd. #	83,996
30,100	Jiangxi Ganfeng Lithium Co. Ltd. #	142,384
37,200	Jinduicheng Molybdenum Co. Ltd. #	34,211
60,600	Kingenta Ecological Engineering Group Co. Ltd. #	59,627
23,500	Lomon Billions Group Co. Ltd. #	47,023
20,300	Minmetals Capital Co. Ltd. * #	23,576
53,724	Qinghai Salt Lake Industry Co. Ltd. * #	70,979
48,400	Rongsheng Petro Chemical Co. Ltd. #	78,872
28,700	Shandong Gold Mining Co. Ltd. #	98,846
213,900	Shandong Nanshan Aluminum Co. Ltd. #	86,511
96,250	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	64,109
56,500	Sinopec Shanghai Petrochemical Co. Ltd. #	48,187
26,465	Tianqi Lithium Corp. #	146,501
243,300	Tongling Nonferrous Metals Group Co. Ltd. #	77,501
63,170	Wanhua Chemical Group Co. Ltd. #	390,491
32,720	Xiamen Tungsten Co. Ltd. #	68,314
19,118	Zhejiang Huayou Cobalt Co. Ltd. #	148,155
100,400	Zhejiang Longsheng Group Co. Ltd. #	142,606
66,446	Zhongjin Gold Corp. Ltd. #	65,664
399,800	Zijin Mining Group Co. Ltd. #	207,748
		4,244,854
Media & Entertainment: 1.2%
33,820	Beijing Enlight Media Co. Ltd. #	38,311
28,829	China Film Co. Ltd. #	54,876
21,200	Chinese Universe Publishing and Media Co. Ltd. #	33,688
105,650	CITIC Guoan Information Industry Co. Ltd. #	59,587
22,600	Giant Network Group Co. Ltd. # §	62,389
64,054	Huayi Brothers Media Corp. #	49,662
43,180	Jiangsu Broadcasting Cable Information Network Corp. Ltd. * #	29,112
15,200	Perfect World Co. Ltd. #	53,484
66,167	Shanghai Oriental Pearl Media Co. Ltd. #	97,050
40,050	Wanda Film Holding Co. Ltd. # §	165,266
33,100	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	51,868
		695,293
Pharmaceuticals, Biotechnology: 5.0%
21,100	Beijing Tongrentang Co. Ltd. #	97,530
18,500	Chongqing Zhifei Biological Products Co. Ltd. #	131,418
21,661	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	115,287
21,460	Hualan Biological Engineering, Inc. #	118,379
85,081	Jiangsu Hengrui Medicine Co. Ltd. #	785,717
35,890	Jilin Aodong Medicine Industry Groups Co. Ltd. #	85,715
114,858	Kangmei Pharmaceutical Co. Ltd. #	365,463
17,110	Shandong Buchang Pharmaceuticals Co. Ltd. #	72,549
17,700	Shandong Dong-E E-Jiao Co. Ltd. #	122,252
38,800	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	178,082
53,860	Shanghai RAAS Blood Products Co. Ltd. # §	152,938
16,000	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	65,807
35,070	Tasly Pharmaceutical Group Co. Ltd. #	116,707
55,439	Tonghua Dongbao Pharmaceutical Co. Ltd. #	146,441
19,460	Yunnan Baiyao Group Co. Ltd. # §	211,311
11,600	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	171,022
		2,936,618
Real Estate: 4.6%
49,800	Beijing Capital Development Co. Ltd. #	52,109
45,474	China Fortune Land Development Co. Ltd. #	167,611
91,459	China Merchants Shekou Industrial Zone Co. Ltd. #	249,191
187,400	China Vanke Co. Ltd. #	663,773
46,000	Financial Street Holdings Co. Ltd. #	47,124
34,900	Future Land Holdings Co. Ltd. #	133,184
87,001	Gemdale Corp. #	114,999
140,600	Greenland Holdings Corp. Ltd. #	131,085
274,204	Poly Real Estate Group Co. Ltd. #	485,713
12,200	Red Star Macalline Group Corp. Ltd. #	23,939
66,900	RiseSun Real Estate Development Co. Ltd. #	77,823
28,140	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	63,868
62,400	Sunshine City Group Co. Ltd. #	54,171
165,581	Xinhu Zhongbao Co. Ltd. #	74,966
96,574	Youngor Group Co. Ltd. #	104,139
104,800	Zhejiang China Commodities City Group Co. Ltd. #	62,058
305,400	Zhongtian Financial Group Co. Ltd. # §	182,713
		2,688,466
Retailing: 0.9%
94,120	China Grand Automotive Services Co. Ltd. #	88,595
47,200	Liaoning Cheng Da Co. Ltd. #	94,992
18,100	Nanjing Xinjiekou Department Store Co. Ltd. #	30,384
143,500	Suning Commerce Group Co. Ltd. #	281,510
66,360	Wuchan Zhongda Group Co. Ltd. #	48,111
		543,592
Semiconductor: 0.7%
75,260	LONGi Green Energy Technology Co. Ltd. #	155,067
94,423	Sanan Optoelectronics Co. Ltd. #	224,558
3,500	Shenzhen Huiding Technology Co. Ltd. #	40,735
		420,360
Software & Services: 1.7%
15,600	360 Security Technology, Inc. #	60,046
43,000	Aisino Co. Ltd. #	174,039
56,230	Anhui USTC iFlytek Co. Ltd. #	233,659
12,306	Beijing Shiji Information Technology Co. Ltd. #	60,478
72,573	DHC Software Co. Ltd. #	95,052
19,000	Hundsun Technologies, Inc. #	152,622
56,231	Wangsu Science and Technology Co. Ltd. #	76,003
36,573	Yonyou Network Technology Co. Ltd. #	148,027
		999,926
Technology Hardware & Equipment: 5.1%
109,754	Beijing Xinwei Telecom Technology Group Co. Ltd. * # §	177,749
913,300	BOE Technology Group Co. Ltd. #	418,424
40,200	Chaozhou Three-Circle Group Co. Ltd. #	121,467
147,700	Dongxu Optoelectronic Technology Co. Ltd. #	116,483
21,422	Fiberhome Telecommunication Technologies Co. Ltd. #	92,630
280,612	Focus Media Information Technology Co. Ltd. #	346,595
75,000	GoerTek, Inc. #	90,377
142,264	Hangzhou Hikvision Digital Technology Co. Ltd. #	595,044
51,280	Hengtong Optic-electric Co. Ltd. #	177,601
30,349	Lens Technology Co. Ltd. #	43,568
73,250	Shenzhen O-film Tech Co. Ltd. #	143,680
30,300	Shenzhen Sunway Communication Co. Ltd. #	117,221
68,500	Tsinghua Tongfang Co. Ltd. #	97,127
7,900	Unisplendour Corp. Ltd. #	48,367
66,895	Zhejiang Dahua Technology Co. Ltd. #	143,705
91,120	ZTE Corp. * #	242,665
		2,972,703
Telecommunication Services: 0.6%
358,678	China United Network Communications Ltd. #	290,467
55,128	Dr Peng Telecom & Media Group Co. Ltd. #	84,127
		374,594
Transportation: 3.0%
115,100	Air China Ltd. #	136,500
147,100	China COSCO Holdings Co. Ltd. * #	87,314
151,200	China Eastern Airlines Corp. Ltd. #	123,143
21,400	China Merchants Expressway Network & Technology Holdings Co. Ltd. #	26,574
122,300	China Shipping Container Lines Co. Ltd. * #	42,527
135,200	China Southern Airlines Co. Ltd. #	132,871
229,191	Daqin Railway Co. Ltd. #	274,377
130,700	Guangshen Railway Co. Ltd. #	68,661
71,600	Guangzhou Port Co. Ltd. #	52,532
440,000	Hainan Airlines Co. Ltd. #	131,847
152,267	Ningbo Port Co. Ltd. #	90,876
10,100	SF Holding Co. Ltd. #	63,021
37,000	Shanghai International Airport Co. Ltd. #	316,583
116,100	Shanghai International Port Group Co. Ltd. #	91,340
10,700	Spring Airlines Co. Ltd. #	55,875
11,800	STO Express Co. Ltd. #	33,634
12,900	YTO Express Group Co. Ltd. #	24,714
		1,752,389
Utilities: 2.8%
92,900	Beijing Capital Co. Ltd. #	51,241
179,899	China National Nuclear Power Co. Ltd. #	157,312
254,300	China Yangtze Power Co. Ltd. #	605,784
95,500	Datang International Power Generation Co. Ltd. #	47,265
454,300	GD Power Development Co. Ltd. #	168,536
69,300	Huaneng Lancang River Hydropower, Inc. #	28,439
161,831	Huaneng Power International, Inc. #	181,421
156,900	SDIC Power Holdings Co. Ltd. #	175,241
84,700	Sichuan Chuantou Energy Co. Ltd. #	103,245
157,310	Zhejiang Zheneng Electric Power Co. Ltd. #	116,132
		1,634,616
Total Common Stocks (Cost: $56,143,173)		58,855,916

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 1.50%, 06/12/21 §	16,574
Total Investments: 100.0% (Cost: $56,160,404)		58,872,490
Other assets less liabilities: 0.0%		13,299
NET ASSETS: 100.0%		$58,885,789

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $58,855,916 which represents 99.9% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $2,326,781 which represents 4.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.8%	$1,069,887
Consumer Discretionary	9.9	5,841,149
Consumer Staples	9.0	5,305,871
Energy	2.7	1,595,682
Financials	35.0	20,590,956
Health Care	6.4	3,795,248
Industrials	13.1	7,696,198
Information Technology	7.5	4,409,563
Materials	7.2	4,244,854
Real Estate	4.6	2,688,466
Utilities	2.8	1,634,616
	100.0%	$58,872,490

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$58,855,916	$—	$58,855,916
Foreign Debt Obligation*	—	16,574	—	16,574
Total	$—	$58,872,490	$—	$58,872,490

*	See Schedule of Investments for industry breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $30,794,776. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 2.7%
58,222	Byd Co. Ltd. #	$416,330
82,758	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	85,703
		502,033
Banks: 2.4%
176,032	Bank of Ningbo Co. Ltd. #	454,968
Capital Goods: 13.5%
92,200	AVIC Electromechanical Systems Co. Ltd. #	112,682
99,200	Beijing Orient Landscape Co. Ltd. #	149,682
51,400	Beijing SPC Environmental Protection Tech Co. Ltd. #	64,414
36,005	Eve Energy Co. Ltd. #	74,429
93,300	Guangdong LY Intelligent Manufacturing Co. Ltd. * #	43,172
51,130	Guoxuan High-Tech Co. Ltd. #	101,825
61,800	Han’s Laser Technology Co. Ltd. #	380,714
80,800	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. #	59,853
92,100	Jiangxi Special Electric Motor Co. Ltd. #	100,226
166,492	Luxshare Precision Industry Co. Ltd. #	373,231
40,800	Shenwu Environmental Technology Co. Ltd. *	30,502
68,490	Shenzhen Inovance Technology Co. Ltd. #	276,052
85,822	Siasun Robot & Automation Co. Ltd. #	203,882
67,200	Sungrow Power Supply Co. Ltd. #	67,637
98,349	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	128,661
148,770	Xinjiang Goldwind Science and Technology Co. Ltd. #	259,892
58,751	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	113,913
		2,540,767
Commercial & Professional Services: 1.2%
114,963	Beijing Originwater Technology Co. Ltd. #	167,048
89,597	BlueFocus Communication Group Co. Ltd. #	61,366
		228,414
Consumer Durables & Apparel: 2.2%
33,780	Hangzhou Robam Appliances Co. Ltd. #	115,070
60,351	NavInfo Co. Ltd. #	161,110
42,593	Suofeiya Home Collection Co. Ltd. #	135,427
		411,607
Consumer Services: 0.8%
49,821	Songcheng Performance Development Co. Ltd. #	161,371
Diversified Financials: 5.7%
271,907	East Money Information Co. Ltd. #	444,922
147,080	First Capital Securities Co. Ltd. #	111,884
154,381	Guoyuan Securities Co. Ltd. #	189,477
13,700	Hithink RoyalFlush Information Network Co. Ltd. #	68,818
113,900	Shanxi Securities Co. Ltd. #	103,404
132,410	Western Securities Co. Ltd. #	155,849
		1,074,354
Food, Beverage & Tobacco: 9.8%
153,475	Beijing Dabeinong Technology Group Co. Ltd. #	82,096
265,088	Guangdong Wens Foodstuffs Group Co. Ltd. #	895,028
39,138	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	728,207
42,020	Muyuan Foodstuff Co. Ltd. #	152,098
		1,857,429
Health Care Equipment & Services: 4.8%
57,700	Aier Eye Hospital Group Co. Ltd. #	270,547
41,720	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	112,821
63,596	Lepu Medical Technology Beijing Co. Ltd. #	280,313
100,780	Meinian Onehealth Healthcare Holdings Co. Ltd. #	252,408
		916,089
Materials: 10.5%
178,895	Beijing Kangde Xin Composite Material Co. Ltd. # §	442,594
64,369	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	136,096
80,789	Beijing Sanju Environmental Protection and New Material Co. Ltd. # §	174,979
199,676	GEM Co. Ltd. #	152,442
53,100	Jiangxi Ganfeng Lithium Co. Ltd. #	251,182
104,000	Kingenta Ecological Engineering Group Co. Ltd. #	102,330
38,700	Lomon Billions Group Co. Ltd. #	77,438
3,900	Nanjing Hanrui Cobalt Co. Ltd. #	72,350
47,700	Sansteel Minguang Co Ltd Fujian #	121,975
51,120	Tianqi Lithium Industries, Inc. #	282,982
104,500	Xinjiang Zhongtai Chemical Co. Ltd. #	130,486
20,700	Zhejiang Transfar Co. Ltd. #	28,685
		1,973,539
Media & Entertainment: 4.7%
66,910	Beijing Enlight Media Co. Ltd. #	75,796
37,900	Beijing Kunlun Tech Co. Ltd. #	77,951
32,280	Giant Network Group Co. Ltd. # §	89,111
31,200	Hangzhou Shunwang Technology Co. Ltd. #	74,199
113,691	Huayi Brothers Media Corp. #	88,147
181,540	Ourpalm Co. Ltd. #	112,528
26,300	Perfect World Co. Ltd. #	92,542
54,450	Wanda Film Holding Co. Ltd. # §	224,688
37,900	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	59,389
		894,351
Pharmaceuticals, Biotechnology: 9.0%
29,398	Beijing SL Pharmaceutical Co. Ltd. #	137,481
3,100	BGI Genomics Co. Ltd. #	29,273
32,300	Chongqing Zhifei Biological Products Co. Ltd. #	229,449
38,160	Hualan Biological Engineering, Inc. #	210,500
89,363	Shanghai RAAS Blood Products Co. Ltd. # §	253,750
25,640	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	105,456
65,698	Sichuan Kelun Pharmaceutical Co. Ltd. #	254,905
81,500	Walvax Biotechnology Co. Ltd. * #	258,542
44,200	Yifan Pharmaceutical Co. Ltd. #	75,861
59,870	Zhejiang NHU Co. Ltd. #	135,693
		1,690,910
Real Estate: 0.8%
124,200	RiseSun Real Estate Development Co. Ltd. #	144,478
Retailing: 2.5%
244,337	Suning Commerce Group Co. Ltd. #	479,326
Semiconductor: 1.2%
124,720	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	138,138
121,900	Tianshui Huatian Technology Co. Ltd. #	90,109
		228,247
Software & Services: 7.6%
109,050	Anhui USTC iFlytek Co. Ltd. #	453,149
22,990	Beijing Shiji Information Technology Co. Ltd. #	112,984
66,800	Beijing Sinnet Technology Co. Ltd. # §	137,660
136,458	DHC Software Co. Ltd. #	178,724
217,241	Shanghai 2345 Network Holding Group Co. Ltd. #	135,902
38,900	Venustech Group, Inc. #	106,818
112,350	Wangsu Science and Technology Co. Ltd. #	151,854
52,400	Wonders Information Co. Ltd. #	153,227
		1,430,318
Technology Hardware & Equipment: 19.6%
75,400	Chaozhou Three-Circle Group Co. Ltd. #	227,827
27,970	China Aviation Optical-Electrical Technology Co. Ltd. #	179,137
533,860	Focus Media Information Technology Co. Ltd. #	659,391
140,916	GoerTek, Inc. #	169,807
111,900	Guangzhou Haige Communications Group, Inc. Co. #	142,998
243,550	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,018,690
51,368	Lens Technology Co. Ltd. #	73,744
104,450	Leyard Optoelectronic Co. Ltd. #	113,991
39,700	Shenzhen Everwin Precision Technology Co. Ltd. #	58,579
139,762	Shenzhen O-film Tech Co. Ltd. #	274,144
55,201	Shenzhen Sunway Communication Co. Ltd. #	213,556
28,000	Tongfang Guoxin Electronics Co. Ltd. #	153,500
134,300	Wuhu Token Science Co. Ltd. #	100,036
49,000	Zhejiang Crystal-Optech Co. Ltd. #	74,091
114,805	Zhejiang Dahua Technology Co. Ltd. #	246,627
		3,706,118
Transportation: 0.6%
17,300	SF Holding Co. Ltd. #	107,947
Utilities: 0.3%
44,700	Beijing Water Business Doctor Co. Ltd. #	59,502
Total Common Stocks (Cost: $18,441,930)		18,861,768
Other assets less liabilities: 0.1%		10,539
NET ASSETS: 100.0%		$18,872,307

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,831,266 which represents 99.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,363,846 which represents 7.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.7%	$894,351
Consumer Discretionary	8.2	1,554,337
Consumer Staples	9.9	1,857,429
Financials	8.1	1,529,322
Health Care	13.8	2,606,999
Industrials	15.3	2,877,128
Information Technology	28.4	5,364,683
Materials	10.5	1,973,539
Real Estate	0.8	144,478
Utilities	0.3	59,502
	100.0%	$18,861,768

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$502,033	$—	$502,033
Banks	—	454,968	—	454,968
Capital Goods	30,502	2,510,265	—	2,540,767
Commercial & Professional Services	—	228,414	—	228,414
Consumer Durables & Apparel	—	411,607	—	411,607
Consumer Services	—	161,371	—	161,371
Diversified Financials	—	1,074,354	—	1,074,354
Food, Beverage & Tobacco	—	1,857,429	—	1,857,429
Health Care Equipment & Services	—	916,089	—	916,089
Materials	—	1,973,539	—	1,973,539
Media & Entertainment	—	894,351	—	894,351
Pharmaceuticals, Biotechnology	—	1,690,910	—	1,690,910
Real Estate	—	144,478	—	144,478
Retailing	—	479,326	—	479,326
Semiconductor	—	228,247	—	228,247
Software & Services	—	1,430,318	—	1,430,318
Technology Hardware & Equipment	—	3,706,118	—	3,706,118
Transportation	—	107,947	—	107,947
Utilities	—	59,502	—	59,502
Total	$30,502	$18,831,266	$—	$18,861,768

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $11,668,645 and transfers of securities from Level 2 to Level 1 were $171,775. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Banks: 9.6%
874,008	Commercial International Bank (GDR) Reg S	$3,985,477
Capital Goods: 6.2%
2,553,310	El Sewedy Electric Co.	2,540,486
Consumer Durables & Apparel: 1.6%
1,256,234	Oriental Weavers	672,281
Diversified Financials: 18.5%
4,840,045	Citadel Capital Corp. * #	821,138
650,576	Egyptian Financial Group-Hermes Holding Co. (GDR) † Reg S	1,288,140
1,219,393	Egyptian Financial Group-Hermes Holding SAE *	1,170,400
3,248,820	Egyptian Kuwaiti Holding Co. (USD)	3,765,382
1,772,222	Pioneers Holding *	602,279
		7,647,339
Food, Beverage & Tobacco: 11.9%
928,053	Arabian Food Industries Co. DOMTY * #	558,385
2,705,300	Eastern Tobacco #	2,861,265
2,667,144	Juhayna Food Industries #	1,513,901
		4,933,551
Health Care Equipment & Services: 3.0%
2,092,026	Ibnsina Pharma SAE *	1,083,371
39,026	Integrated Diagnostics Holdings Plc (USD) Reg S 144A	163,909
		1,247,280
Materials: 19.8%
1,005,555	Abou Kir Fertilizers & Chemical Industries	1,798,440
2,494,784	Alexandria Mineral Oils Co. #	1,533,648
1,889,213	Cenatamin Plc (GBP) #	2,610,250
909,499	Ezz Steel *	1,122,155
946,531	Sidi Kerir Petrochemcials Co. #	1,147,613
		8,212,106
Real Estate: 20.5%
3,791,363	Emaar Misr for Development SAE * #	759,501
802,349	Heliopolis Housing #	1,020,562
4,167,099	Medinet Nasr Housing * #	1,774,145
6,244,261	Palm Hills Developments SAE * #	852,780
1,300,393	Six of October Development & Investment Co. * #	1,590,415
4,019,852	Talaat Moustafa Group #	2,475,286
		8,472,689
Telecommunication Services: 9.3%
10,058,516	Global Telecom Holding SAE * #	1,860,320
16,212,918	Orascom Telecom Media and Technology Holding SAE * #	546,851
2,198,362	Telecom Egypt	1,429,181
		3,836,352
Total Common Stocks (Cost: $37,510,608)		41,547,561
RIGHTS: 0.0% (Cost: $0)
Diversified Financials: 0.0%
732,552	Pioneers Holding for Financial Investments SAE Rights (EGP 5.10, expiring 10/11/18) *	21,911
Total Investments Before Collateral for Securities Loaned: 100.4%
(Cost: $37,510,608)		41,569,472

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $21,042)
Repurchase Agreement: 0.1%
$21,042	Repurchase agreement dated 9/28/18 with J.P. Morgan Securities LLC , 2.24%, due 10/1/18, proceeds $21,046; (collateralized by various U.S. government and agency obligations, 1.00% to 2.50%, due 2/15/45 to 9/9/49, valued at $21,463 including accrued interest)	21,042
Total Investments: 100.5% (Cost: $37,531,650)		41,590,514
Liabilities in excess of other assets: (0.5)%		(189,544)
NET ASSETS: 100.0%		$41,400,970

Definitions:
EGP	Egyptian Pound
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,800.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,926,060 which represents 53.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $163,909, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.2%	$3,836,352
Consumer Discretionary	1.6	672,281
Consumer Staples	11.9	4,933,551
Financials	28.0	11,654,727
Health Care	3.0	1,247,280
Industrials	6.1	2,540,486
Materials	19.8	8,212,106
Real Estate	20.4	8,472,689
	100.0%	$41,569,472

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Banks	$3,985,477	$—	$—	$3,985,477
Capital Goods	2,540,486	—	—	2,540,486
Consumer Durables & Apparel	672,281	—	—	672,281
Diversified Financials	6,826,201	821,138	—	7,647,339
Food, Beverage & Tobacco	—	4,933,551	—	4,933,551
Health Care Equipment & Services	1,247,280	—	—	1,247,280
Materials	2,920,595	5,291,511	—	8,212,106
Real Estate	—	8,472,689	—	8,472,689
Telecommunication Services	1,429,181	2,407,171	—	3,836,352
Rights*	21,911	—	—	21,911
Repurchase Agreement	—	21,042	—	21,042
Total	$19,643,412	$21,947,102	$—	$41,590,514

*	See Schedule of Investments for Industry sector breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $17,023,563 and transfers of securities from Level 2 to Level 1 were $20,940,341. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 101.0%
Automobiles & Components: 1.9%
122,018	Ceat Ltd. #	$1,921,348
707,059	Jamna Auto Industries Ltd. #	679,629
54,026	JBM Auto Ltd. #	213,886
400,497	JK Tyre & Industries Ltd. #	536,986
		3,351,849
Banks: 6.7%
1,396,860	Allahabad Bank * #	684,747
1,323,028	Andhra Bank * #	500,298
462,709	Can Fin Homes Ltd. #	1,515,995
1,994,463	Dena Bank * #	415,612
1,113,715	Development Credit Bank Ltd. #	2,275,110
95,088	GIC Housing Finance Ltd. #	334,153
1,799,148	Indian Overseas Bank * #	325,075
1,679,764	Jammu & Kashmir Bank Ltd. * #	957,639
1,018,825	Karnataka Bank Ltd. #	1,367,149
376,793	Lakshmi Vilas Bank Ltd. * #	373,101
698,321	Oriental Bank of Commerce * #	592,726
6,524,060	South Indian Bank Ltd. #	1,183,979
1,772,645	Syndicate Bank * #	756,387
824,117	UCO Bank * #	191,087
		11,473,058
Capital Goods: 10.8%
73,534	BEML Ltd. #	618,873
2,316,953	Crompton Greaves Ltd. * #	1,432,295
433,336	Greaves Cotton Ltd. #	791,380
3,660,831	Hindustan Construction Co. Ltd. * #	538,044
393,786	Inox Wind Ltd. * #	471,255
2,081,596	Jain Irrigation Systems Ltd. #	1,754,509
8,050,472	Jaiprakash Associates Ltd. * #	733,896
270,969	KEI Industries Ltd. #	1,342,614
1,103,598	MMTC Ltd. #	416,159
3,005,021	Nagarjuna Construction Co. Ltd. #	3,028,455
739,376	Nava Bharat Ventures Ltd. #	1,218,328
64,400	Nissei ASB Machine Co. Ltd. #	2,698,277
651,203	Pipavav Defence & Offshore Engineering Co. Ltd. * #	108,923
320,445	Praj Industries Ltd. #	387,517
26,365	Rushil Decor Ltd. #	222,612
43,654	SML Isuzu Ltd. #	410,630
19,272,799	Suzlon Energy Ltd. * #	1,449,342
388,554	Texmaco Rail & Engineering Ltd. #	318,771
203,974	Titagarh Wagons Ltd. #	199,050
260,507	Welspun Enterprises Ltd. #	450,342
		18,591,272
Consumer Durables & Apparel: 8.3%
55,527	Amber Enterprises India Ltd. * #	710,578
180,357	Bajaj Electricals Ltd. #	1,250,484
406,732	Bombay Dyeing & Manufacturing Co. Ltd. #	941,842
16,747	Dixon Technologies India Ltd. # Reg S	603,626
173,851	Himatsingka Seide Ltd. #	528,710
34,009	Hitachi Home & Life Solutions India Ltd. #	863,832
348,560	Indo Count Industries Ltd. #	310,505
70,814	Jindal Worldwide Ltd. #	361,341
117,423	Kitex Garments Ltd. #	176,121
44,810	LUX Industries Ltd. #	1,004,247
212,431	Mirza International Ltd. #	242,509
108,384	Raymond Ltd. #	992,253
3,103,372	Sintex Industries Ltd. #	484,265
431,298	Swan Energy Ltd. #	745,669
149,609	TCNS Clothing Co. Ltd. * Reg S 144A	1,285,783
899,822	Trident Ltd. #	709,137
18,697	TTK Prestige Ltd. #	1,644,795
249,532	VIP Industries Ltd. #	1,424,306
		14,280,003
Consumer Services: 2.8%
149,690	Aptech Ltd. #	341,423
1,298,085	Chennai Super Kings Cricket Ltd. * # § ø ¥	10,073
662,513	Cox & Kings Ltd. #	1,537,843
472,587	Delta Corp. Ltd. #	1,367,262
23,047	Kaya Ltd. * #	233,049
1,347,236	Lemon Tree Hotels Ltd. * Reg S 144A	1,349,280
		4,838,930
Consumer, Cyclical: 0.1%
251,779	Kesoram Industries Ltd. * #	233,794
Diversified Financials: 8.7%
382,907	BSE Ltd. #	3,606,112
184,522	Central Depository Services India Ltd. # Reg S	572,240
160,399	Credit Analysis & Research Ltd. #	2,627,002
366,177	Future Capital Holdings Ltd. #	2,476,222
4,492,066	IFCI Ltd. * #	737,199
177,275	IndoStar Capital Finance Ltd. * Reg S 144A	780,240
183,853	Multi Commodity Exchange of India Ltd. #	1,745,727
1,134,116	PTC India Financial Services Ltd. #	228,596
193,319	Repco Home Finance Ltd. #	1,147,849
1,184,437	SREI Infrastructure Finance Ltd. #	529,921
290,991	Tourism Finance Corp of India Ltd. #	485,028
		14,936,136
Energy: 1.2%
262,941	Chennai Petroleum Corp. Ltd. #	1,009,726
561,511	Gujarat Mineral Development Corp. Ltd. #	724,326
231,555	Hindustan Oil Exploration Co. Ltd. * #	401,457
		2,135,509
Food, Beverage & Tobacco: 6.6%
241,763	Avanti Feeds Ltd. #	1,291,465
2,566,555	Bajaj Hindusthan Ltd. * #	293,721
991,609	Balrampur Chini Mills Ltd. #	972,319
80,333	Godfrey Phillips India Ltd. #	832,908
218,817	Kaveri Seed Co. Ltd. #	1,749,864
496,919	Kwality Dairy India Ltd.	91,172
277,905	Manpasand Beverages Ltd. #	414,390
322,120	McLeod Russel India Ltd. #	645,922
228,977	Parag Milk Foods Ltd. # Reg S 144A	755,297
136,541	Prabhat Dairy Ltd. * # Reg S	228,089
410,006	Radico Khaitan Ltd. #	1,963,164
6,286,259	Shree Renuka Sugars Ltd. * #	1,031,751
455,468	Triveni Engineering & Industries Ltd. #	243,819
24,875	Venky’s India Ltd. #	750,248
		11,264,129
Health Care Equipment & Services: 0.9%
473,967	Max India Ltd. * #	484,027
166,879	Shalby Ltd. * # Reg S	305,114
94,863	Thyrocare Technologies Ltd. # Reg S 144A	840,136
		1,629,277
Household & Personal Products: 0.4%
235,305	Eveready Industries India Ltd. #	640,223
Materials: 20.1%
197,145	Advanced Enzyme Technologies Ltd. # Reg S	513,861
70,224	Andhra Pradesh Paper Mills * #	425,841
34,514	Astec Lifesciences Ltd. #	248,954
52,375	Atul Ltd. #	2,287,581
292,949	Bhansali Engineering Polymers Ltd. #	461,038
215,756	Bodal Chemicals Ltd. #	297,175
392,303	Century Plyboards India Ltd. #	977,414
734,919	Chambal Fertilizers & Chemicals Ltd. #	1,537,075
288,201	DCM Shriram Ltd. #	1,734,102
155,748	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	412,778
312,530	EID Parry India Ltd. #	857,788
173,059	GHCL Ltd. #	520,560
274,432	Gujarat Narmada Valley Fertilizers Co. Ltd. #	1,323,521
742,449	Himadri Speciality Chemical Ltd. #	1,174,114
820,882	Hindustan Copper Ltd. #	577,913
910,548	India Cements Ltd. #	1,272,435
43,665	Indian Metals & Ferro Alloys Ltd. #	161,120
354,485	Jai Corp. Ltd. #	554,770
870,437	Jindal Saw Ltd. #	881,334
416,603	Jindal Stainless Hisar Ltd. * #	632,051
207,777	JK Lakshmi Cement Ltd. #	872,259
314,735	JK Paper Ltd. #	625,144
77,081	Kalyani Steels Ltd. #	245,537
55,346	Kiri Dyes & Chemicals Ltd. * #	384,283
449,057	Meghmani Organics Ltd. #	467,695
235,470	Mishra Dhatu Nigam Ltd. # Reg S 144A	378,748
454,875	MOIL Ltd. #	1,009,481
30,482	Monsanto India Ltd. #	1,113,596
505,308	National Fertilizers Ltd. * #	266,066
26,350	Nilkamal Ltd. #	617,843
291,988	NOCIL Ltd. #	610,744
304,307	Phillips Carbon Black Ltd. #	861,052
483,810	Prism Cement Ltd. #	585,184
596,833	Rain Industries Ltd. #	1,346,496
343,385	Rallis India Ltd. #	862,915
974,147	Rashtriya Chemicals & Fertilizers Ltd. #	802,756
443,205	Sanghi Industries Ltd. * #	440,558
63,654	Sarda Energy & Minerals Ltd. #	296,041
255,365	SH Kelkar & Co. Ltd. # Reg S 144A	719,619
86,292	Sharda Cropchem Ltd. #	394,242
1,085,095	Sintex Plastics Technology Ltd. * #	435,115
122,238	Sudarshan Chemical Industries #	700,594
96,073	Surya Roshni Ltd. #	305,555
122,209	Tamil Nadu Newsprint & Papers Ltd. #	436,334
44,652	Tata Metaliks Ltd. #	417,269
27,193	Tata Sponge Iron Ltd. #	303,959
180,792	Thirumalai Chemicals Ltd. #	307,024
184,818	Tinplate Co. of India Ltd. #	386,728
127,508	Uflex Ltd. #	508,927
565,892	Welspun Corp. Ltd. #	970,522
		34,523,711
Media & Entertainment: 5.6%
604,962	DEN Networks Ltd. * #	424,698
167,944	Eros International Media Ltd. * #	167,428
220,823	Eros International Plc (USD) *	2,660,917
215,131	GTPL Hathway Ltd. # Reg S 144A	194,448
158,721	Just Dial Ltd. * #	1,046,781
1,925,683	Network 18 Media & Investments Ltd. * #	1,150,932
171,935	PVR Ltd. #	2,851,154
61,758	S Chand and Co. Ltd. #	221,281
30,743	Saregama India Ltd. #	220,023
114,126	TV Today Network Ltd. #	642,250
		9,579,912
Pharmaceuticals, Biotechnology: 6.0%
182,132	Bliss Gvs Pharma Ltd. #	441,486
916,026	Granules India Ltd. #	1,202,715
325,364	Ipca Laboratories Ltd. #	3,048,914
147,564	JB Chemicals & Pharmaceuticals Ltd. #	595,818
1,475,611	Marksans Pharma Ltd. #	598,727
29,455	Merck Ltd. #	1,053,037
324,423	Strides Shasun Ltd. #	1,945,940
374,583	Suven Life Sciences Ltd. #	1,394,368
		10,281,005
Real Estate: 2.1%
803,313	Anant Raj Industries Ltd. #	414,071
2,085,800	Housing Development & Infrastructure Ltd. * #	598,955
322,958	OMAXE Ltd. #	967,462
195,387	Sobha Developers Ltd. #	1,074,846
16,351,193	Unitech Ltd. * #	587,786
		3,643,120
Retailing: 1.8%
802,037	Future Retail Ltd. * #	384,351
1,167,147	PC Jeweller Ltd. #	1,004,700
40,346	Shankara Building Products Ltd. #	684,231
60,166	V2 Retail Ltd. * #	257,734
125,036	Yatra Online, Inc. (USD) *	697,701
		3,028,717
Software & Services: 9.4%
53,887	8K Miles Software Services Ltd. #	142,421
180,902	BLS International Services Ltd. #	339,603
1,218,462	Firstsource Solutions Ltd. #	1,040,633
222,404	Intellect Design Arena Ltd. * #	623,159
1,162,449	KPIT Cummins Infosystems Ltd. #	3,423,102
49,827	Majesco Ltd. * #	318,292
85,750	Mastek Ltd. #	554,731
122,253	Newgen Software Technologies Ltd. #	368,855
601,605	NIIT Ltd. * #	608,934
221,841	NIIT Technologies Ltd. #	3,359,010
114,094	Quick Heal Technologies Ltd. # Reg S 144A	331,528
472,273	Rolta India Ltd. * #	91,941
233,252	Sonata Software Ltd. #	1,189,702
261,215	Take Solutions Ltd. #	551,612
109,879	Tata Elxsi Ltd. #	1,753,249
3,835,896	Vakrangee Software Ltd. #	1,502,336
		16,199,108
Technology Hardware & Equipment: 1.5%
152,935	Astra Microwave Products Ltd. #	186,743
896,178	HCL Infosystems Ltd. * #	290,745
1,118,795	Redington India Ltd. #	1,450,328
161,360	Tejas Networks Ltd. * # Reg S 144A	577,157
		2,504,973
Telecommunication Services: 1.4%
4,468,061	Himachal Futuristic Communications Ltd. #	1,219,276
7,361,001	Reliance Communications Ltd. * #	1,209,355
		2,428,631
Transportation: 3.2%
49,441	Dredging Corp. of India Ltd. #	228,094
79,571	Future Supply Chain Solutions Ltd. # Reg S 144A	713,503
391,974	Gateway Distriparks Ltd. #	786,204
191,659	Gati Ltd. #	198,253
5,753,015	GVK Power & Infrastructure Ltd. * #	617,135
200,585	Jet Airways India Ltd. * #	498,300
125,619	Mahindra Logistics Ltd. # Reg S 144A	890,563
323,921	MEP Infrastructure Developers Ltd. #	211,026
265,780	Navkar Corp. Ltd. * # Reg S 144A	309,546
788,217	Shipping Corp of India Ltd. * #	453,544
159,525	VRL Logistics Ltd. * #	589,932
		5,496,100
Utilities: 1.5%
66,512	BF Utilities Ltd. * #	202,453
12,345,057	Jaiprakash Power Ventures Ltd. * #	409,132
1,306,696	PTC India Ltd. #	1,202,238
197,076	VA Tech Wabag Ltd. #	799,682
		2,613,505
Total Common Stocks (Cost: $196,194,192)		173,672,962
MONEY MARKET FUND: 10.6% (Cost: $18,169,625)

18,169,625	Dreyfus Government Cash Management Fund - Institutional Shares	18,169,625
Total Investments: 111.6% (Cost: $214,363,817)		191,842,587
Liabilities in excess of other assets: (11.6)%		(19,919,922)
NET ASSETS: 100.0%		$171,922,665

Definitions:
USD	United States Dollar

Footnotes:
(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $166,807,869 which represents 97.0% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $10,073 which represents 0.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $10,073, or 0.0% of net assets.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $9,125,848, or 5.3% of net assets.

Restricted securities held by the Fund as of September 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/2015	1,298,085	$35,108	$10,073	0.0%

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.3%	$12,008,543
Consumer Discretionary	13.2	25,348,942
Consumer Staples	6.2	11,904,352
Energy	1.1	2,135,509
Financials	13.8	26,409,194
Health Care	6.2	11,910,282
Industrials	12.9	24,674,176
Information Technology	9.7	18,704,081
Materials	18.0	34,523,711
Real Estate	1.9	3,643,120
Utilities	1.2	2,411,052
Money Market Fund	9.5	18,169,625
	100.0%	$191,842,587

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,351,849	$—	$3,351,849
Banks	—	11,473,058	—	11,473,058
Capital Goods	—	18,591,272	—	18,591,272
Consumer Durables & Apparel	1,285,783	12,994,220	—	14,280,003
Consumer Services	1,349,280	3,479,577	10,073	4,838,930
Consumer, Cyclical	—	233,794	—	233,794
Diversified Financials	780,240	14,155,896	—	14,936,136
Energy	—	2,135,509	—	2,135,509
Food, Beverage & Tobacco	91,172	11,172,957	—	11,264,129
Health Care Equipment & Services	—	1,629,277	—	1,629,277
Household & Personal Products	—	640,223	—	640,223
Materials	—	34,523,711	—	34,523,711
Media & Entertainment	2,660,917	6,918,995	—	9,579,912
Pharmaceuticals, Biotechnology	—	10,281,005	—	10,281,005
Real Estate	—	3,643,120	—	3,643,120
Retailing	697,701	2,331,016	—	3,028,717
Software & Services	—	16,199,108	—	16,199,108
Technology Hardware & Equipment	—	2,504,973	—	2,504,973
Telecommunication Services	—	2,428,631	—	2,428,631
Transportation	—	5,496,100	—	5,496,100
Utilities	—	2,613,505	—	2,613,505
Money Market Fund	18,169,625	—	—	18,169,625
Total	$25,034,718	$166,797,796	$10,073	$191,842,587

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $60,258,883. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stocks
Consumer Services
Balance as of December 31, 2017	$11,440
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(1,367)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2018	$10,073

See Notes to Schedules of Investments

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 6.4%
6,560,600	Astra International Tbk PT #	$3,232,390
Banks: 28.7%
2,407,200	Bank Central Asia Tbk PT #	3,899,065
1,231,100	Bank Danamon Indonesia Tbk PT #	594,779
6,768,402	Bank Mandiri Persero Tbk PT #	3,049,935
4,562,632	Bank Negara Indonesia Persero Tbk PT #	2,265,768
19,770,200	Bank Rakyat Indonesia Tbk PT #	4,177,812
2,591,000	Bank Tabungan Negara Tbk PT #	457,015
		14,444,374
Capital Goods: 1.0%
1,858,168	PP Persero Tbk PT #	190,141
2,822,888	Waskita Karya Persero Tbk PT #	321,917
		512,058
Diversified Financials: 1.9%
1,169,250	First Pacific Company Ltd. (HKD) #	576,770
7,573,500	Kresna Graha Investama Tbk PT #	355,657
		932,427
Energy: 11.7%
9,782,300	Adaro Energy Tbk PT #	1,203,649
2,778,497	Banpu PCL (NVDR) (THB) #	1,641,361
241,900	Indo Tambangraya Megah Tbk PT #	419,639
1,902,600	Tambang Batubara Bukit Asam Tbk PT #	551,070
935,469	United Tractors Tbk PT #	2,071,159
		5,886,878
Food, Beverage & Tobacco: 11.2%
4,413,200	Charoen Pokphand Indonesia Tbk PT #	1,503,089
232,500	First Resources Ltd. (SGD) #	285,767
3,037,900	Golden Agri-Resources Ltd. (SGD) #	555,180
282,500	Gudang Garam Tbk PT #	1,403,509
1,355,300	Indofood Cbp Sukses Makmur Tbk PT #	803,187
2,685,300	Indofood Sukses Makmur Tbk PT #	1,063,286
		5,614,018
Health Care Equipment & Services: 0.8%
3,471,097	Mitra Keluarga Karyasehat Tbk PT * Reg S	406,473
Household & Personal Products: 4.4%
700,000	Unilever Indonesia Tbk PT #	2,209,237
Materials: 11.3%
3,155,900	Barito Pacific Tbk PT #	389,564
872,600	Chandra Asri Petrochemical Tbk PT #	288,125
1,572,800	Indah Kiat Pulp and Paper Corp. Tbk PT #	1,830,007
1,103,300	Indocement Tunggal Prakarsa Tbk PT #	1,369,280
647,400	Pabrik Kertas Tjiwi Kimia Tbk PT #	598,347
1,777,800	Semen Gresik Persero Tbk PT #	1,183,469
		5,658,792
Media & Entertainment: 0.9%
3,488,000	Surya Citra Media Tbk PT #	438,793
Pharmaceuticals, Biotechnology: 2.3%
12,328,900	Kalbe Farma Tbk PT #	1,141,955
Real Estate: 3.8%
5,650,800	Bumi Serpong Damai Tbk PT #	437,616
6,016,895	Ciputra Development Tbk PT #	352,811
45,078,200	Hanson International Tbk PT #	393,172
1,116,200	Lippo Malls Indonesia Retail Trust (SGD)	212,399
8,837,200	Pakuwon Jati Tbk PT #	305,628
4,765,100	Summarecon Agung Tbk PT #	209,699
		1,911,325
Retailing: 4.0%
60,388	Jardine Cycle & Carriage Ltd. (SGD) #	1,414,165
1,338,600	Matahari Department Store Tbk PT #	622,052
		2,036,217
Telecommunication Services: 8.9%
147,907	Telekomunikasi Indonesia Tbk PT (ADR)	3,620,763
1,108,700	Tower Bersama Infrastructure Tbk PT #	418,081
2,222,775	XL Axiata Tbk PT * #	411,550
		4,450,394
Transportation: 0.8%
1,331,850	Jasa Marga Persero Tbk PT #	399,181
Utilities: 1.9%
6,375,900	Perusahaan Gas Negara Tbk PT #	961,772
Total Common Stocks (Cost: $65,527,767)		50,236,284
MONEY MARKET FUND: 0.3% (Cost: $148,909)

148,909	Dreyfus Government Cash Management Fund - Institutional Shares	148,909
Total Investments: 100.3% (Cost: $65,676,676)		50,385,193
Liabilities in excess of other assets: (0.3)%		(137,393)
NET ASSETS: 100.0%		$50,247,800

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,996,649 which represents 91.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.7%	$4,889,187
Consumer Discretionary	10.5	5,268,607
Consumer Staples	15.5	7,823,255
Energy	11.7	5,886,878
Financials	30.5	15,376,801
Health Care	3.1	1,548,428
Industrials	1.8	911,239
Materials	11.2	5,658,792
Real Estate	3.8	1,911,325
Utilities	1.9	961,772
Money Market Fund	0.3	148,909
	100.0%	$50,385,193

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,232,390	$—	$3,232,390
Banks	—	14,444,374	—	14,444,374
Capital Goods	—	512,058	—	512,058
Diversified Financials	—	932,427	—	932,427
Energy	—	5,886,878	—	5,886,878
Food, Beverage & Tobacco	—	5,614,018	—	5,614,018
Health Care Equipment & Services	406,473	—	—	406,473
Household & Personal Products	—	2,209,237	—	2,209,237
Materials	—	5,658,792	—	5,658,792
Media & Entertainment	—	438,793	—	438,793
Pharmaceuticals, Biotechnology	—	1,141,955	—	1,141,955
Real Estate	212,399	1,698,926	—	1,911,325
Retailing	—	2,036,217	—	2,036,217
Telecommunication Services	3,620,763	829,631	—	4,450,394
Transportation	—	399,181	—	399,181
Utilities	—	961,772	—	961,772
Money Market Fund	148,909	—	—	148,909
Total	$4,388,544	$45,996,649	$—	$50,385,193

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $25,664,667. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Banks: 14.6%
314,718	Bank Hapoalim BM #	$2,305,313
426,943	Bank Leumi Le-Israel BM #	2,814,637
15,934	First International Bank of Israel Ltd. #	359,713
347,620	Israel Discount Bank Ltd. #	1,157,784
47,332	Mizrahi Tefahot Bank Ltd. #	829,139
8,006	Union Bank of Israel * #	36,806
		7,503,392
Capital Goods: 3.7%
12,928	Aeronautics Ltd. * † #	29,947
8,801	Arotech Corp. (USD) *	29,923
7,161	Caesarstone Sdot-Yam Ltd. (USD) †	132,837
15,853	Discount Investment Corp. † #	47,053
6,761	Elbit Systems Ltd. #	859,379
3,278	Elco Holdings Ltd. #	62,752
532	Electra Ltd. #	131,466
1,142	FMS Enterprises Migun Ltd. #	28,583
23,209	Inrom Construction Industries Ltd. † #	87,539
354	Klil Industries Ltd. #	32,760
9,069	Kornit Digital Ltd. (USD) * †	198,611
1,049	Plasson Industries Ltd. #	51,872
28,465	Shapir Engineering and Industry Ltd. #	100,111
64,646	Shikun & Binui Ltd. * #	133,483
		1,926,316
Commercial & Professional Services: 0.1%
100,678	Fluence Corp. Ltd. (AUD) * † #	30,969
1,970	Pointer Telocation Ltd. (USD) *	25,610
		56,579
Consumer Durables & Apparel: 2.4%
36,801	Avgol Industries 1953 Ltd. #	40,789
2,963	Delta-Galil Industries Ltd. #	87,661
3,748	Electra Consumer Products Ltd. † #	41,026
2,375	Fox Wizel Ltd. #	48,585
14,032	Maytronics Ltd. #	90,837
6,579	SodaStream International Ltd. (USD) *	941,323
		1,250,221
Consumer Services: 0.3%
68,134	888 Holdings Plc #	176,979
Diversified Financials: 1.0%
11,689	Meitav DS Investments Ltd. #	34,859
27,740	Plus500 Ltd. (GBP) #	480,170
		515,029
Energy: 5.1%
993	Delek Energy Systems Ltd. #	470,990
1,268	Delek Group Ltd. † #	213,800
22,376	Delek US Holdings, Inc.	949,414
2,828	Jerusalem Oil Exploration * #	173,885
11,248	Naphtha Israel Petroleum Corp. Ltd. #	76,893
497,252	Oil Refineries Ltd. #	246,898
3,058	Paz Oil Co. Ltd. #	478,508
		2,610,388
Food & Staples Retailing: 0.6%
1,965	Rami Levi Chain Stores Hashikma Marketing Ltd. #	92,918
32,826	Shufersal Ltd. #	209,951
		302,869
Food, Beverage & Tobacco: 0.7%
604	Neto ME Holdings Ltd. #	50,698
13,929	Strauss Group Ltd. #	306,260
		356,958
Health Care Equipment & Services: 2.9%
13,514	Mazor Robotics Ltd. * #	393,712
27,638	Mediterranean Towers Ltd. #	50,009
19,014	Novocure Ltd. (USD) *	996,334
42,400	Sisram Medical Ltd. (HKD) * # Reg S 144A	28,874
		1,468,929
Insurance: 1.8%
7,187	Clal Insurance Enterprises Holdings Ltd. * #	135,772
3,991	Direct Insurance Financial #	46,373
32,965	Harel Insurance Investments & Financial Services Ltd. #	253,424
2,321	IDI Insurance Co. Ltd. #	142,998
7,743	Menorah Mivtachim Holdings Ltd. #	87,839
105,867	Migdal Insurance & Financial Holdings Ltd. #	117,292
20,263	Phoenix Holdings Ltd. #	122,494
		906,192
Materials: 2.5%
150,328	Israel Chemicals Ltd. #	912,069
1,250	Israel Corp. Ltd. #	401,355
		1,313,424
Media & Entertainment: 0.3%
17,673	Taptica international Ltd. (GBP) † #	86,300
69,207	XLMedia Plc (GBP)	84,383
		170,683
Pharmaceuticals, Biotechnology: 17.9%
36,841	BioLine RX Ltd. (ADR) * †	39,420
15,393	Compugen Ltd. (USD) * †	59,263
11,278	Foamix Pharmaceuticals Ltd. (USD) * †	64,623
11,036	Intec Pharma Ltd. (USD) * †	62,353
11,297	Kamada Ltd. * #	69,587
5,802	MediWound Ltd. (USD) *	35,682
96,668	Opko Health, Inc. (USD) * †	334,471
37,826	Perrigo Co. Plc (USD)	2,678,081
36,356	Pluristem Therapeutics, Inc. (USD) * †	47,263
55,886	Protalix BioTherapeutics, Inc. (USD) *	40,624
7,592	Redhill Biopharma Ltd. (ADR) * †	67,037
3,333	Taro Pharmaceutical Industries Ltd. (USD) *	327,634
235,415	Teva Pharmaceutical Industries Ltd. #	5,200,927
3,420	UroGen Pharma Ltd. (USD) * †	161,527
8,724	Vascular Biogenics Ltd. (USD) *	14,177
		9,202,669
Real Estate: 5.3%
4,002	Africa Israel Properties Ltd. * #	99,499
22,235	Airport City Ltd. * #	271,375
33,237	Alony Hetz Properties & Investments Ltd. #	349,213
2,504	Alrov Properties and Lodgings Ltd. #	78,850
40,197	Amot Investments Ltd. #	212,968
12,776	Ashtrom Properties Ltd. #	58,117
10,761	Azrieli Group Ltd. #	549,832
314	Bayside Land Corp. #	146,259
1,484	Big Shopping Centers Ltd. #	103,966
1,798	Blue Square Real Estate Ltd. #	67,491
28,911	Gazit-Globe Ltd. #	263,207
49,030	Industrial Buildings Corp. * #	68,707
63,038	Jerusalem Economy Ltd. * #	176,965
5,244	Melisron Ltd. #	227,599
770	Property & Building Corp. #	62,108
		2,736,156
Retailing: 0.2%
9,187	Carasso Motors Ltd. #	48,265
12,088	Delek Automotive Systems Ltd. #	65,612
		113,877
Semiconductor: 5.0%
6,525	Camtek Ltd. (USD)	55,919
6,823	Ceva, Inc. (USD) *	196,161
7,137	DSP Group, Inc. (USD) *	84,930
13,286	Mellanox Technologies Ltd. (USD) *	975,857
7,686	Nova Measuring Instruments Ltd. * #	203,772
11,646	SolarEdge Technologies, Inc. (USD) *	438,472
27,964	Tower Semiconductor Ltd. (USD) *	608,497
		2,563,608
Software & Services: 27.9%
10,452	Allot Communications Ltd. (USD) *	64,593
41,871	Amdocs Ltd. (USD)	2,762,649
5,681	Attunity Ltd. (USD) *	107,314
37,209	Check Point Software Technologies Ltd. (USD) *	4,378,383
10,152	CyberArk Software Ltd. (USD) *	810,536
6,078	ForeScout Technologies, Inc. (USD) *	229,505
2,216	Formula Systems Ltd. #	93,328
4,374	Hilan Ltd. #	108,936
9,524	Imperva, Inc. (USD) *	442,390
15,881	LivePerson, Inc. (USD) *	412,112
7,788	Magic Software Enterprises Ltd. (USD) †	66,198
10,012	Matrix IT Ltd. #	119,784
17,801	NICE Systems Ltd. * #	2,028,270
16,554	SafeCharge International Group Ltd. (GBP)	70,806
8,114	Sapiens International Corp. NV (USD)	107,186
6,039	Varonis Systems, Inc. (USD) *	442,357
18,503	Verint Systems, Inc. (USD) *	927,000
9,710	Wix.com Ltd. (USD) *	1,162,287
		14,333,634
Technology Hardware & Equipment: 4.2%
7,249	AudioCodes Ltd. (USD)	72,925
22,935	Ceragon Networks Ltd. (USD) *	77,291
16,631	Gilat Satellite Networks Ltd. * #	145,841
4,822	Ituran Location and Control Ltd. (USD)	165,877
5,369	Magal Security Systems Ltd. (USD) *	30,174
13,067	Orbotech Ltd. (USD) *	776,702
3,213	RADCOM Ltd. (USD) *	36,146
10,996	Radware Ltd. (USD) *	291,064
2,001	Silicom Ltd. (USD) *	81,161
15,854	Stratasys Ltd. (USD) * †	366,386
50,155	Suny Cellular Communication Ltd. * #	24,039
37,423	Telit Communications Plc (GBP) *	84,280
		2,151,886
Telecommunication Services: 2.1%
627,215	Bezeq The Israeli Telecommunication Corp. Ltd. #	722,077
17,473	Cellcom Israel Ltd. * #	119,947
38,797	Partner Communications Co. Ltd. * #	203,809
354,409	Sky And Space Global Ltd. *	16,155
		1,061,988
Transportation: 0.1%
109,815	El Al Israel Airlines * #	29,960
Utilities: 1.5%
38,892	Energix-Renewable Energies Ltd. * #	44,782
113,606	Enlight Renewable Energy Ltd. * #	59,449
5,436	Kenon Holdings Ltd. #	92,565
10,722	Ormat Technologies, Inc.	580,167
		776,963
Total Common Stocks (Cost: $47,219,083)		51,528,700

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Repurchase Agreements: 2.0%
$51,946	Repurchase agreement dated 9/28/18 with Deutsche Bank Securities, Inc., 2.25%, due 10/1/18, proceeds $51,956; (collateralized by various U.S. government and agency obligations, 0.13% to 3.88%, due 7/15/19 to 2/15/44, valued at $52,985 including accrued interest)	51,946
1,000,000	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $1,000,189; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,051,946)		1,051,946
Total Investments: 102.2% (Cost: $48,271,029)		52,580,646
Liabilities in excess of other assets: (2.2)%		(1,147,809)
NET ASSETS: 100.0%		$51,432,837

Definitions:

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,020,219.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,316,630 which represents 53.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $28,874, or 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	2.4%	$1,232,671
Consumer Discretionary	3.0	1,541,077
Consumer Staples	1.3	659,827
Energy	5.1	2,610,388
Financials	17.3	8,924,613
Health Care	20.7	10,671,598
Industrials	3.9	2,012,855
Information Technology	37.0	19,049,128
Materials	2.5	1,313,424
Real Estate	5.3	2,736,156
Utilities	1.5	776,963
	100.0%	$51,528,700

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$7,503,392	$—	$7,503,392
Capital Goods	361,371	1,564,945	—	1,926,316
Commercial & Professional Services	25,610	30,969	—	56,579
Consumer Durables & Apparel	941,323	308,898	—	1,250,221
Consumer Services	—	176,979	—	176,979
Diversified Financials	—	515,029	—	515,029
Energy	949,414	1,660,974	—	2,610,388
Food & Staples Retailing	—	302,869	—	302,869
Food, Beverage & Tobacco	—	356,958	—	356,958
Health Care Equipment & Services	996,334	472,595	—	1,468,929
Insurance	—	906,192	—	906,192
Materials	—	1,313,424	—	1,313,424
Media & Entertainment	84,383	86,300	—	170,683
Pharmaceuticals, Biotechnology	3,932,155	5,270,514	—	9,202,669
Real Estate	—	2,736,156	—	2,736,156
Retailing	—	113,877	—	113,877
Semiconductor	2,359,836	203,772	—	2,563,608
Software & Services	11,983,316	2,350,318	—	14,333,634
Technology Hardware & Equipment	1,982,006	169,880	—	2,151,886
Telecommunication Services	16,155	1,045,833	—	1,061,988
Transportation	—	29,960	—	29,960
Utilities	580,167	196,796	—	776,963
Repurchase Agreements	—	1,051,946	—	1,051,946
Total	$24,212,070	$28,368,576	$—	$52,580,646

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $2,738,723 and transfers from Level 2 to Level 1 were $44,577. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local lose, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS POLAND ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 31.7%
20,151	Alior Bank SA * #	$343,974
10,292	Bank Handlowy w Warszawie SA #	215,472
133,777	Bank Millennium SA * #	335,759
30,255	Bank Pekao SA #	870,903
6,908	Bank Zachodni WBK SA #	702,688
6,969	ING Bank Slaski SA † #	345,097
3,466	mBank SA #	420,499
99,303	PKO Bank Polski SA #	1,153,842
		4,388,234
Consumer Durables & Apparel: 8.9%
328	LPP SA #	767,483
7,783	NG2 SA #	464,092
		1,231,575
Diversified Financials: 1.7%
4,281	Kruk SA #	233,079
Energy: 15.9%
24,466	Grupa Lotos SA #	497,722
37,702	Polski Koncern Naftowy Orlen SA #	1,033,647
376,635	Polskie Gornictwo Naftowe I Gazownictwo SA * #	661,226
		2,192,595
Food & Staples Retailing: 7.2%
15,137	Dino Polska SA * # Reg S 144A	408,805
40,175	Jeronimo Martins SGPS SA (EUR) #	592,395
		1,001,200
Insurance: 6.9%
88,500	Powszechny Zaklad Ubezpieczen SA #	952,587
Materials: 7.8%
16,648	Jastrzebska Spolka Weglowa SA * #	299,589
32,532	KGHM Polska Miedz SA * #	784,525
		1,084,114
Media & Entertainment: 7.7%
12,407	CD Projekt SA * #	630,035
72,545	Cyfrowy Polsat SA * #	437,603
		1,067,638
Real Estate: 4.2%
64,799	NEPI Rockcastle Plc (ZAR) #	586,650
Software & Services: 1.6%
16,999	Asseco Poland SA #	219,760
Telecommunication Services: 1.8%
202,619	Orange Polska SA * #	243,956
Utilities: 4.7%
253,330	Polska Grupa Energetyczna SA * #	654,900
Total Common Stocks (Cost: $15,421,562)		13,856,288
MONEY MARKET FUND: 1.8% (Cost: $243,925)

243,925	Dreyfus Government Cash Management Fund - Institutional Shares	243,925
Total Investments Before Collateral for Securities Loaned: 101.9% (Cost: $15,665,487)		14,100,213

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $48,485)
Repurchase Agreement: 0.3%
$48,485	Repurchase agreement dated 9/28/18 with Deutsche Bank Securities, Inc., 2.25%, due 10/1/18, proceeds $48,494; (collateralized by various U.S. government and agency obligations, 0.13% to 3.88%, due 7/15/19 to 2/15/44, valued at $49,455 including accrued interest)	48,485
Total Investments: 102.2% (Cost: $15,713,972)		14,148,698
Liabilities in excess of other assets: (2.2)%		(306,908)
NET ASSETS: 100.0%		$13,841,790

Definitions:

EUR	Euro
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,013.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,856,288 which represents 100.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $408,805, or 3.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.3%	$1,311,594
Consumer Discretionary	8.7	1,231,575
Consumer Staples	7.1	1,001,200
Energy	15.6	2,192,595
Financials	39.5	5,573,900
Information Technology	1.6	219,760
Materials	7.7	1,084,114
Real Estate	4.2	586,650
Utilities	4.6	654,900
Money Market Fund	1.7	243,925
	100.0%	$14,100,213

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$13,856,288	$—	$13,856,288
Money Market Fund	243,925	—	—	243,925
Repurchase Agreement	—	48,485	—	48,485
Total	$243,925	$13,904,773	$—	$14,148,698

*	See Schedule of Investments for industry breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $4,222,280. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.1%
Banks: 9.8%
10,065,268	Sberbank of Russia PJSC (ADR) #	$127,270,160
24,897,034	VTB Bank OJSC (GDR) # Reg S	33,330,058
		160,600,218
Diversified Financials: 2.0%
21,500,145	Moscow Exchange MICEX-RTS PJSC * #	31,986,562
Energy: 37.9%
1,777,162	Lukoil PJSC (ADR) #	136,083,308
539,700	Novatek OAO (GDR) # Reg S	98,987,065
26,480,706	OAO Gazprom (ADR) #	132,139,570
11,631,179	Rosneft Oil Co. (GDR) # Reg S	86,905,308
14,297,750	Surgutneftegas OJSC (ADR) #	59,027,474
1,395,661	Tatneft PJSC (ADR) #	106,488,793
		619,631,518
Food & Staples Retailing: 7.4%
4,129,636	Lenta Ltd. (GDR) * # Reg S	14,635,203
4,735,159	Magnit OAO (GDR) # Reg S	67,172,975
1,738,686	X5 Retail Group NV (GDR) # Reg S	39,338,529
		121,146,707
Materials: 20.8%
40,086,020	Alrosa PJSC #	65,305,660
6,239,951	Evraz Plc (GBP) #	45,951,508
4,913,866	MMC Norilsk Nickel PJSC (ADR) #	84,857,631
1,535,063	Novolipetsk Steel (GDR) # Reg S	41,315,857
1,554,571	PhosAgro OAO (GDR) # Reg S	21,090,018
3,839,959	Polymetal International (GBP) #	30,728,831
3,084,388	Severstal OAO (GDR) # Reg S	51,370,599
		340,620,104
Media & Entertainment: 7.2%
1,669,512	Mail.ru Group Ltd. (GDR) * # Reg S	44,965,708
2,229,526	Yandex NV (USD) *	73,329,110
		118,294,818
Telecommunication Services: 7.7%
2,368,978	MegaFon PJSC (GDR) * # Reg S	20,243,623
7,517,786	Mobile TeleSystems OJSC (ADR)	64,126,715
2,816,692	Rostelecom OJSC (ADR) #	17,972,847
8,155,421	VEON Ltd. (ADR)	23,650,721
		125,993,906
Utilities: 3.3%
618,676,410	Inter Rao Ues PJSC #	38,703,902
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # § ¥	199,840
17,742,740	RusHydro PJSC (ADR) #	15,813,323
		54,717,065
Total Common Stocks (Cost: $1,754,326,159)		1,572,990,898
PREFERRED STOCK: 3.9% (Cost: $64,204,109)
Energy: 3.9%
24,895	Transneft PJSC, 6.92% #	62,944,458
MONEY MARKET FUND: 0.0% (Cost: $627,725)

627,725	Dreyfus Government Cash Management Fund - Institutional Shares	627,725
Total Investments: 100.0% (Cost: $1,819,157,993)		1,636,563,081
Other assets less liabilities: 0.0%		779,015
NET ASSETS: 100.0%		$1,637,342,096

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,474,828,810 which represents 90.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $199,840 which represents 0.0% of net assets.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	14.9%	$244,288,724
Consumer Staples	7.4	121,146,707
Energy	41.7	682,575,976
Financials	11.8	192,586,780
Materials	20.8	340,620,104
Utilities	3.4	54,717,065
Money Market Fund	0.0	627,725
	100.0%	$1,636,563,081

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$160,600,218	$—	$160,600,218
Diversified Financials	—	31,986,562	—	31,986,562
Energy	—	619,631,518	—	619,631,518
Food & Staples Retailing	—	121,146,707	—	121,146,707
Materials	—	340,620,104	—	340,620,104
Media & Entertainment	73,329,110	44,965,708	—	118,294,818
Telecommunication Services	87,777,436	38,216,470	—	125,993,906
Utilities	—	54,517,225	199,840	54,717,065
Preferred Stock*	—	62,944,458	—	62,944,458
Money Market Fund	627,725	—	—	627,725
Total	$161,734,271	$1,474,628,970	$199,840	$1,636,563,081

*	See Schedule of Investments for industry breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $80,879,602. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stocks
Utilities
Balance as of December 31, 2017	$250,487
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(50,647)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2018	$199,840

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 6.7%
33,218,500	Credit Bank of Moscow PJSC *	$2,560,807
Capital Goods: 3.9%
215,172	United Wagon Co. PJSC * #	1,508,634
Diversified Financials: 6.7%
158,857	Safmar Financial Investment	1,726,943
109,318	Vostok New Ventures Ltd. (SDR) * #	849,366
		2,576,309
Energy: 4.1%
380,202	OAO TMK (GDR) Reg S	1,574,036
Food & Staples Retailing: 4.1%
437,592	Lenta Ltd. (GDR) * # Reg S	1,550,802
Food, Beverage & Tobacco: 3.7%
138,592	Ros Agro Plc (GDR) Reg S	1,430,269
Household & Personal Products: 3.9%
59,012	Oriflame Holding AG (SEK) #	1,507,218
Materials: 13.7%
894,462	Highland Gold Mining Ltd. (GBP) #	1,704,769
510,636	Mechel PJSC (ADR) *	1,613,610
9,574,190	Petropavlovsk Plc (GBP) *	792,811
621,072	Raspadskaya OJSC * #	1,116,788
		5,227,978
Media & Entertainment: 3.9%
1,607,767	ITE Group Plc	1,509,558
Real Estate: 9.8%
651,220	Etalon Group Ltd. (GDR) # Reg S	1,518,017
1,061,646	LSR Group PJSC (GDR) Reg S	2,085,073
312,628	Raven Russia Ltd. *	154,919
		3,758,009
Retailing: 2.9%
176,416	M.Video PJSC *	1,103,020
Software & Services: 4.3%
123,663	Qiwi Plc (ADR)	1,628,642
Telecommunication Services: 5.9%
852,306	Sistema JSFC (GDR) # Reg S	2,242,989
Transportation: 12.4%
1,888,600	Aeroflot - Russian Airlines OJSC #	3,069,743
159,662	Globaltrans Investment Plc (GDR) Reg S	1,676,451
		4,746,194
Utilities: 13.9%
39,007,800	Mosenergo PJSC #	1,250,294
146,315,600	OGK-2 PJSC #	865,724
107,316,000	Rosseti PJSC #	1,176,874
49,499,000	Unipro PJSC #	2,037,944
		5,330,836
Total Common Stocks (Cost: $48,227,783)		38,255,301
MONEY MARKET FUND: 0.1% (Cost: $53,197)

53,197	Dreyfus Government Cash Management Fund - Institutional Shares	53,197
Total Investments: 100.0% (Cost: $48,280,980)		38,308,498
Liabilities in excess of other assets: (0.0)%		(6,985)
NET ASSETS: 100.0%		$38,301,513

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,399,162 which represents 53.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.8%	$3,752,547
Consumer Discretionary	2.9	1,103,020
Consumer Staples	11.7	4,488,289
Energy	4.1	1,574,036
Financials	13.4	5,137,116
Industrials	16.3	6,254,828
Information Technology	4.3	1,628,642
Materials	13.7	5,227,978
Real Estate	9.8	3,758,009
Utilities	13.9	5,330,836
Money Market Fund	0.1	53,197
	100.0%	$38,308,498

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$2,560,807	$—	$—	$2,560,807
Capital Goods	—	1,508,634	—	1,508,634
Diversified Financials	1,726,943	849,366	—	2,576,309
Energy	1,574,036	—	—	1,574,036
Food & Staples Retailing	—	1,550,802	—	1,550,802
Food, Beverage & Tobacco	1,430,269	—	—	1,430,269
Household & Personal Products	—	1,507,218	—	1,507,218
Materials	2,406,421	2,821,557	—	5,227,978
Media & Entertainment	1,509,558	—	—	1,509,558
Real Estate	2,239,992	1,518,017	—	3,758,009
Retailing	1,103,020	—	—	1,103,020
Software & Services	1,628,642	—	—	1,628,642
Telecommunication Services	—	2,242,989	—	2,242,989
Transportation	1,676,451	3,069,743	—	4,746,194
Utilities	—	5,330,836	—	5,330,836
Money Market Fund	53,197	—	—	53,197
Total	$17,909,336	$20,399,162	$—	$38,308,498

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $5,414,530 and transfers from Level 2 to Level 1 were $5,834,045. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local lose, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Banks: 7.3%
7,589,202	Bank for Foreign Trade of Vietnam JSC #	$20,502,473
11,815,082	Saigon Thuong Tin Commercial JSB * #	6,836,572
		27,339,045
Capital Goods: 7.6%
7,722,261	FLC Faros Construction JSC *	13,340,783
8,374,140	Hoang Huy Investment Financial Services JSC	8,633,504
8,235,197	Viet Nam Construction & Import-Export JSC #	6,779,522
		28,753,809
Consumer Durables & Apparel: 10.9%
1,318,160	Eclat Textile Co. Ltd. #	16,312,449
806,231	Hansae Co. Ltd. #	15,807,098
12,955,000	Regina Miracle International Holdings Ltd. † # Reg S 144A	8,863,441
		40,982,988
Diversified Financials: 4.2%
11,082,321	Saigon Securities, Inc. #	15,907,485
Energy: 3.3%
11,207,114	Soco International Plc	12,627,042
Food, Beverage & Tobacco: 16.4%
4	HAGL JSC * #	1
271,730	Kinh Do Corp. #	334,962
5,596,930	Masan Group Corp. * #	22,273,820
9,236,635	Thanh Thanh Cong Tay Ninh JSC * #	8,388,641
5,219,276	Vietnam Dairy Products JSC #	30,699,660
		61,697,084
Health Care Equipment & Services: 4.9%
379,300	MANI, Inc. #	18,501,502
Insurance: 4.3%
3,884,886	Bao Viet Holdings #	16,317,172
Materials: 6.0%
9,840,643	Hoa Phat Group JSC * #	17,842,134
2	Hoa Sen Group #	1
5,718,570	PetroVietnam Fertilizer & Chemical JSC #	4,755,696
		22,597,831
Real Estate: 26.4%
8,293,416	No Va Land Investment Group Corp. *	23,642,146
11,395,650	Vincom Retail JSC * #	20,477,397
5,963,032	Vingroup JSC * #	25,074,014
6,644,550	Vinhomes JSC * Reg S 144A	30,192,790
		99,386,347
Technology Hardware & Equipment: 7.7%
805,274	BH Co. Ltd. * #	13,683,483
319,749	Mcnex Co. Ltd. #	4,698,338
3,357,937	Synopex, Inc. * #	10,540,827
		28,922,648
Utilities: 1.2%
3,916,579	PetroVietnam Nhon Trach 2 Power JSC #	4,429,352
Total Common Stocks (Cost: $323,429,714)		377,462,305
MONEY MARKET FUND: 0.5% (Cost: $2,060,027)

2,060,027	Dreyfus Government Cash Management Fund - Institutional Shares	2,060,027
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $325,489,741)		379,522,332

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $225,331)
Repurchase Agreement: 0.1%
$225,331	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.25%, due 10/1/18, proceeds $225,373; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 5/23/19 to 9/9/49, valued at $229,838 including accrued interest)	225,331
Total Investments: 100.8% (Cost: $325,715,072)		379,747,663
Liabilities in excess of other assets: (0.8)%		(2,919,090)
NET ASSETS: 100.0%		$376,828,573

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $205,251.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $289,026,040 which represents 76.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $39,056,231, or 10.4% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2018 is set forth below:

Affiliates	Value 12/31/17	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 09/30/18
Synopex, Inc.	15,851,688	3,748,052	(3,250,950)	(1,116,855)	—	(4,691,108)	—	(a)

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.8%	$40,982,988
Consumer Staples	16.3	61,697,084
Energy	3.3	12,627,042
Financials	15.7	59,563,702
Health Care	4.9	18,501,502
Industrials	7.6	28,753,809
Information Technology	7.6	28,922,648
Materials	5.9	22,597,831
Real Estate	26.2	99,386,347
Utilities	1.2	4,429,352
Money Market Fund	0.5	2,060,027
	100.0%	$379,522,332

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$27,339,045	$—	$27,339,045
Capital Goods	21,974,287	6,779,522	—	28,753,809
Consumer Durables & Apparel	—	40,982,988	—	40,982,988
Diversified Financials	—	15,907,485	—	15,907,485
Energy	12,627,042	—	—	12,627,042
Food, Beverage & Tobacco	—	61,697,084	—	61,697,084
Health Care Equipment & Services	—	18,501,502	—	18,501,502
Insurance	—	16,317,172	—	16,317,172
Materials	—	22,597,831	—	22,597,831
Real Estate	53,834,936	45,551,411	—	99,386,347
Technology Hardware & Equipment	—	28,922,648	—	28,922,648
Utilities	—	4,429,352	—	4,429,352
Money Market Fund	2,060,027	—	—	2,060,027
Repurchase Agreement	—	225,331	—	225,331
Total	$90,496,292	$289,251,371	$—	$379,747,663

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $102,945,875 and transfers of securities from Level 2 to Level 1 were $41,627,036. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

Notes to Schedules of Investments.

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: November 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 27, 2018